UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse International Focus Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to October 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2008

■  CREDIT SUISSE
INTERNATIONAL FOCUS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse International Focus Fund
Annual Investment Adviser's Report
October 31, 2008 (unaudited)

December 10, 2008

Dear Shareholder:

Performance Summary
11/01/07 – 10/31/08

Fund and Benchmark	Performance
Common Class[1]	-44.41%
Advisor Class[1]	-44.67%
Class A1,2	-44.55%
Class B1,2	-44.95%
Class C1,2	-44.93%
Morgan Stanley Capital International EAFE Index[3] (net dividends)	-46.62%

Performance shown for the Fund's Class A, Class B and Class C Shares do not reflect sales charges which are a maximum of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A period defined by volatility

For the annual period ended October 31, 2008, international equity markets came under severe pressure. This was a result of the sub-prime crisis, the subsequent credit crunch, and the recognition that there was a significant possibility that the United States and other countries would fall into recession.

The investment banking firm, Lehman Brothers, became a casualty of the credit crisis, declaring bankruptcy on September 15, 2008. On the other hand, global insurance firm AIG was bailed out by the U.S. government through an $85 billion rescue package.

U.S. Treasury Secretary Henry Paulson, together with Ben Bernanke, Chairman of the U.S. Federal Reserve, proposed the "TARP" (Troubled Asset Recovery Program), whereby $700 billion in aid would be used to prevent a systematic failure of the banking system. The program was eventually approved by the U.S. Senate and Congress.

Commodity prices rose significantly during the period only to fall back swiftly in the end. Crude oil prices, for example, approached $150 per barrel only to close below $70 per barrel on October 31, 2008.

Given the enormous financial stresses during the period, it is no surprise that there was a "flight to quality," or movement from riskier equities into the relative safety of bonds, especially U.S. Treasury securities. Emerging equity markets — and companies with highly-leveraged balance sheets — came under pressure and, in general, small- and mid-cap stocks performed poorly. Subsequently, the

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

yield on 3-month U.S. Treasury Bills fell to extremely low levels, as investors were prepared to accept very low yields in order to protect their capital.

Strategic Review and Outlook: Opportunities abound

For the 12-month period ended October 31, 2008, the portfolio outperformed its benchmark due mainly to the holding of cash balances and an overweight position in the pharmaceutical sector. In addition, stock selection in the banking sector and materials sector added to relative performance. Conversely, stock selection in the energy sector detracted from performance.

During the period, the portfolio was positioned in a fairly defensive manner. We held more cash than usual in order to gain some protection from the falling market. Additionally, we have been overweight in pharmaceuticals and telecommunications services, as these two sectors tend to be relatively defensive during times of market turmoil.

Because of the flight away from risky assets, a number of areas of the market now appear cheaply valued. We expect to see continued economic weakness on a global basis; however, we believe that this economic weakness is already factored into share prices. We will therefore look to invest, at the margin, in names that we believe look cheap on valuation in the short term, but have excellent long-term prospects.

The Credit Suisse International Equity Team

Neil Gregson
Tom Mann

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. The Fund's fifteen largest holdings may account for 40% or more of the Fund's assets. As a result of this strategy, the Fund may be subject to greater volatility than a portfolio that invests in a larger number of issuers.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse International Focus Fund1 Common Class shares and the MSCI EAFE Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse International Focus Fund1 Advisor Class shares and the MSCI EAFE Index3,4 from Inception (12/24/01).

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse International Focus Fund1 Class A shares2,
Class B shares2, Class C shares2 and the MSCI EAFE Index3,5 from
Inception (11/30/01).

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Average Annual Returns as of September 30, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class[6]	(28.04)%	9.12%	5.96%	5.78%
Advisor Class	(28.41)%	8.58%	—	5.60%
Class A Without Sales Charge	(28.24)%	8.84%	—	5.72%
Class A With Maximum Sales Charge	(32.35)%	7.56%	—	4.80%
Class B Without CDSC	(28.81)%	8.02%	—	4.92%
Class B With Maximum CDSC	(31.65)%	8.02%	—	4.92%
Class C Without CDSC	(28.77)%	8.04%	—	4.87%
Class C With Maximum CDSC	(29.48)%	8.04%	—	4.87%

Average Annual Returns as of October 31, 2008

	1 Year	5 Years	10 Years	Since Inception
Common Class[6]	(44.41)%	2.89%	3.01%	3.68%
Advisor Class	(44.67)%	2.37%	—	2.10%
Class A Without Sales Charge	(44.55)%	2.62%	—	2.24%
Class A With Maximum Sales Charge	(47.74)%	1.41%	—	1.36%
Class B Without CDSC	(44.95)%	1.87%	—	1.48%
Class B With Maximum CDSC	(47.15)%	1.87%	—	1.48%
Class C Without CDSC	(44.93)%	1.88%	—	1.42%
Class C With Maximum CDSC	(45.48)%	1.88%	—	1.42%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross and net expense ratios are 1.51% for Common Class shares, 2.00% for Advisor Class shares, 1.76% for Class A shares, 2.52% for Class B shares and 2.53% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was -47.74%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -47.15%. Total return for the Fund's Class C shares for the

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -45.48%.

3  The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index Net Dividends is a free float-adjusted market capitalization index that is designed to measure developed-market equity performance, excluding the U.S. and Canada. It is the exclusive property of the Morgan Stanely Capital International, Inc. Investors cannot invest directly in an index.

4  Performance for the benchmark is not available for the period beginning December 24, 2001. For that reason, performance is shown for the period beginning January 1, 2002.

5  Performance for the benchmark is not available for the period beginning November 30, 2001. For that reason, performance is shown for the period beginning December 1, 2001.

6  Inception date 3/31/97.

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended October 31, 2008

Actual Fund Return	Common Class	Advisor Class	Class A	Class B	Class C
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$604.60	$603.40	$604.20	$601.90	$602.00
Expenses Paid per $1,000*	$5.89	$7.82	$6.90	$9.95	$10.03
Hypothetical 5% Fund Return
Beginning Account Value 5/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/08	$1,017.80	$1,015.38	$1,016.54	$1,012.72	$1,012.62
Expenses Paid per $1,000*	$7.41	$9.83	$8.67	$12.50	$12.60
	Common Class	Advisor Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.46%	1.94%	1.71%	2.47%	2.49%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse International Focus Fund
Annual Investment Adviser's Report (continued)
October 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse International Focus Fund
Schedule of Investments
October 31, 2008

	Number of Shares	Value
COMMON STOCKS (94.6%)
Australia (2.3%)
Banks (1.0%)
Westpac Banking Corp.	102,990	$1,402,873
Specialty Retail (1.3%)
Billabong International, Ltd.	220,865	1,752,865
TOTAL AUSTRALIA		3,155,738
Belgium (0.9%)
Metals & Mining (0.9%)
Umicore	72,020	1,281,387
TOTAL BELGIUM		1,281,387
Bermuda (1.3%)
Marine (0.5%)
Dockwise, Ltd.	801,520	716,058
Real Estate (0.8%)
Hiscox, Ltd.	261,234	1,039,256
TOTAL BERMUDA		1,755,314
Denmark (0.8%)
Electronic Equipment & Instruments (0.8%)
Vestas Wind Systems A/S*	27,017	1,100,870
TOTAL DENMARK		1,100,870
Finland (1.3%)
Diversified Telecommunication Services (1.3%)
Nokia Oyj	113,432	1,728,712
TOTAL FINLAND		1,728,712
France (9.4%)
Banks (2.1%)
BNP Paribas	22,663	1,627,953
Societe Generale	22,641	1,227,754
		2,855,707
Diversified Telecommunication Services (1.5%)
France Telecom SA	80,027	2,007,637
Insurance (1.0%)
Axa	70,723	1,344,205
Media (1.1%)
Vivendi SA	56,965	1,481,421
Metals & Mining (0.5%)
Vallourec SA	6,842	761,436
Oil & Gas (1.8%)
Total SA	45,762	2,504,686

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
France
Pharmaceuticals (1.4%)
Sanofi-Aventis	31,062	$1,957,962
TOTAL FRANCE		12,913,054
Germany (14.4%)
Automobiles (0.4%)
Daimler AG	17,181	579,466
Biotechnology (1.9%)
MorphoSys AG*	42,650	2,637,332
Chemicals (3.1%)
BASF SE	67,288	2,210,093
Bayer AG	38,009	2,070,044
		4,280,137
Electric Utilities (2.3%)
E.ON AG	85,857	3,201,070
Electronic Equipment & Instruments (2.3%)
Norddeutsche Affinerie AG	47,800	1,519,127
Siemens AG	26,634	1,558,241
		3,077,368
Insurance (1.1%)
Muenchener Rueckversicherungs-Gesellshaft AG	11,086	1,431,841
Multi-Utilities (2.2%)
RWE AG	37,193	3,033,567
Textiles & Apparel (1.1%)
Adidas AG	42,886	1,482,105
TOTAL GERMANY		19,722,886
Hong Kong (1.3%)
Wireless Telecommunication Services (1.3%)
China Mobile, Ltd.	195,930	1,724,744
TOTAL HONG KONG		1,724,744
India (1.6%)
Diversified Telecommunication Services (1.6%)
Bharti Airtel, Ltd.*	161,461	2,223,765
TOTAL INDIA		2,223,765
Israel (1.9%)
Pharmaceuticals (1.9%)
Teva Pharmaceutical Industries, Ltd. ADR	60,756	2,605,217
TOTAL ISRAEL		2,605,217

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Italy (3.3%)
Banks (2.1%)
Intesa Sanpaolo	693,778	$2,526,204
UniCredito Italiano SpA	166,793	406,230
		2,932,434
Oil & Gas (1.2%)
Eni SpA	69,799	1,657,477
TOTAL ITALY		4,589,911
Japan (20.1%)
Automobiles (2.2%)
Honda Motor Co., Ltd.	30,462	758,681
Toyota Motor Corp.	58,056	2,270,828
		3,029,509
Banks (5.8%)
Mitsubishi UFJ Financial Group, Inc.§	266,640	1,678,338
Mizuho Financial Group, Inc.	745	1,822,101
The Bank of Kyoto, Ltd.	227,115	2,392,851
The Bank of Yokohama, Ltd.§	433,829	2,107,702
		8,000,992
Chemicals (2.0%)
Shin-Etsu Chemical Co., Ltd.	50,534	2,690,527
Diversified Financials (0.9%)
Daiwa Securities Group, Inc.	225,568	1,277,329
Electronic Equipment & Instruments (1.6%)
Omron Corp.	157,725	2,255,529
Food & Drug Retailing (2.0%)
Seven & I Holdings Co., Ltd.	96,849	2,723,747
Machinery (1.2%)
Komatsu, Ltd.	146,648	1,614,822
Pharmaceuticals (1.2%)
Takeda Pharmaceutical Co., Ltd.	32,900	1,637,303
Road & Rail (1.5%)
Central Japan Railway Co.	248	2,040,526
Wireless Telecommunication Services (1.7%)
KDDI Corp.	379	2,274,485
TOTAL JAPAN		27,544,769
Netherlands (6.6%)
Chemicals (1.2%)
Koninklijke DSM NV	57,843	1,602,619

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
Netherlands
Food Products (1.2%)
Koninklijke Numico NV	1,139	$79,293
Nutreco Holding NV	48,061	1,524,545
		1,603,838
Household Durables (1.4%)
Koninklijke (Royal) Philips Electronics NV	102,411	1,882,885
IT Consulting & Services (1.6%)
Exact Holding NV	98,206	2,278,735
Transportation Infrastructure (1.2%)
Koninklijke Boskalis Westminster NV	50,115	1,646,018
TOTAL NETHERLANDS		9,014,095
Norway (1.9%)
Banks (1.3%)
DNB NOR ASA	299,283	1,735,243
Oil & Gas (0.6%)
StatoilHydro ASA	40,135	807,632
TOTAL NORWAY		2,542,875
Singapore (1.1%)
Banks (1.1%)
United Overseas Bank, Ltd.	166,386	1,503,342
TOTAL SINGAPORE		1,503,342
Sweden (0.3%)
Diversified Telecommunication Services (0.3%)
Telefonaktiebolaget LM Ericsson Share B	59,120	400,675
TOTAL SWEDEN		400,675
Switzerland (5.5%)
Food Products (2.9%)
Nestle SA	103,027	3,977,770
Pharmaceuticals (2.6%)
Novartis AG	70,102	3,532,800
TOTAL SWITZERLAND		7,510,570
Taiwan (2.2%)
Diversified Telecommunication Services (2.2%)
Chunghwa Telecom Co., Ltd. ADR	186,540	3,070,443
TOTAL TAIWAN		3,070,443
United Kingdom (18.4%)
Banks (2.0%)
HSBC Holdings PLC§	225,276	2,681,424
Insurance (0.5%)
Chaucer Holdings PLC	754,831	708,099

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Schedule of Investments (continued)
October 31, 2008

	Number of Shares	Value
COMMON STOCKS
United Kingdom
Metals & Mining (2.7%)
Antofagasta PLC	212,785	$1,319,907
BHP Billiton PLC	136,203	2,321,998
		3,641,905
Oil & Gas (5.9%)
BG Group PLC	93,885	1,385,970
BP PLC	390,665	3,197,161
Royal Dutch Shell PLC Class A§	128,328	3,539,799
		8,122,930
Personal Products (0.9%)
Unilever PLC	55,091	1,242,587
Pharmaceuticals (3.0%)
AstraZeneca PLC	50,338	2,141,732
GlaxoSmithKline PLC	102,578	1,979,797
		4,121,529
Tobacco (1.8%)
Imperial Tobacco Group PLC	90,898	2,445,894
Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	1,169,450	2,258,634
TOTAL UNITED KINGDOM		25,223,002
TOTAL COMMON STOCKS (Cost $165,955,798)		129,611,369
PREFERRED STOCK (1.4%)
Germany (1.4%)
Household Products (1.4%)
Henkel AG & Co. KGaA (Cost $2,693,797)	67,662	1,923,852
SHORT-TERM INVESTMENTS (6.9%)
State Street Navigator Prime Portfolio§§	4,536,006	4,536,006
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 11/03/08	$4,866	4,866,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,402,006)		9,402,006
TOTAL INVESTMENTS AT VALUE (102.9%) (Cost $178,051,601)		140,937,227
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.9%)		(3,921,636)
NET ASSETS (100.0%)		$137,015,591

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statement of Assets and Liabilities
October 31, 2008

Assets
Investments at value, including collateral for securities on loan of $4,536,006 (Cost $178,051,601) (Note 2)	$140,937,227[1]
Cash	702
Foreign currency at value (cost $805,412)	781,124
Dividend and interest receivable	409,587
Receivable for fund shares sold	21,141
Prepaid expenses and other assets	72,948
Total Assets	142,222,729
Liabilities
Advisory fee payable (Note 3)	122,656
Administrative services fee payable (Note 3)	28,074
Shareholder servicing/Distribution fee payable (Note 3)	6,686
Payable upon return of securities loaned (Note 2)	4,536,006
Payable for investments purchased	263,184
Payable for fund shares redeemed	62,457
Directors' fee payable	6,286
Other accrued expenses payable	181,789
Total Liabilities	5,207,138
Net Assets
Capital stock, $.001 par value (Note 6)	12,485
Paid-in capital (Note 6)	198,108,878
Undistributed net investment income	3,213,136
Accumulated net realized loss on investments and foreign currency transactions	(27,196,507)
Net unrealized depreciation on investments and foreign currency translations	(37,122,401)
Net Assets	$137,015,591
Common Shares
Net assets	$119,702,017
Shares outstanding	10,901,031
Net asset value, offering price and redemption price per share	$10.98
Advisor Shares
Net assets	$8,650,866
Shares outstanding	792,942
Net asset value, offering price and redemption price per share	$10.91
A Shares
Net assets	$7,438,031
Shares outstanding	676,753
Net asset value and redemption price per share	$10.99
Maximum offering price per share (net asset value/(1-5.75%))	$11.66
B Shares
Net assets	$763,894
Shares outstanding	70,873
Net asset value and offering price per share	$10.78
C Shares
Net assets	$460,783
Shares outstanding	42,922
Net asset value and offering price per share	$10.74

1  Including $4,307,850 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statement of Operations
For the Year Ended October 31, 2008

Investment Income (Note 2)
Dividends	$7,359,990
Interest	64,372
Securities lending	444,225
Foreign taxes withheld	(687,081)
Total investment income	7,181,506
Expenses
Investment advisory fees (Note 3)	2,246,887
Administrative services fees (Note 3)	279,714
Shareholder servicing/Distribution fees (Note 3)
Advisor Class	76,594
Class A	30,861
Class B	16,472
Class C	11,268
Transfer agent fees (Note 3)	448,290
Custodian fees	135,975
Registration fees	72,654
Printing fees (Note 3)	70,064
Audit and tax fees	42,349
Legal fees	35,914
Directors' fees	13,255
Insurance expense	6,345
Commitment fees (Note 4)	2,608
Miscellaneous expense	39,641
Total expenses	3,528,891
Net investment income	3,652,615
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	2,025,156
Net realized loss from foreign currency transactions	(494,854)
Net change in unrealized appreciation (depreciation) from investments	(119,847,512)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(28,000)
Net realized and unrealized loss from investments and foreign currency related items	(118,345,210)
Net decrease in net assets resulting from operations	$(114,692,595)

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
From Operations
Net investment income	$3,652,615	$2,697,508
Net realized gain from investments and foreign currency transactions	1,530,302	45,854,964
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(119,875,512)	11,166,364
Net increase (decrease) in net assets resulting from operations	(114,692,595)	59,718,836
From Dividends
Dividends from net investment income Common Class shares	(2,524,206)	(1,959,722)
Advisor Class shares	(125,989)	(78,682)
Class A shares	(127,141)	(94,835)
Class B shares	(3,856)	—
Class C shares	(2,831)	—
Net decrease in net assets resulting from dividends	(2,784,023)	(2,133,239)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	7,161,181	11,167,945
Reinvestment of dividends	2,672,011	2,068,603
Net asset value of shares redeemed	(31,196,536)[1]	(48,628,882)[2]
Net decrease in net assets from capital share transactions	(21,363,344)	(35,392,334)
Net increase (decrease) in net assets	(138,839,962)	22,193,263
Net Assets
Beginning of year	275,855,553	253,662,290
End of year	$137,015,591	$275,855,553
Undistributed net investment income	$3,213,136	$2,629,904

1  Net of $6,719 of redemption fees retained by the Fund.

2  Net of $1,609 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.98	$16.00	$13.27	$11.12	$9.94
INVESTMENT OPERATIONS
Net investment income[1]	0.29	0.20	0.14	0.13	0.07
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(9.07)	3.93	2.72	2.09	1.19
Total from investment operations	(8.78)	4.13	2.86	2.22	1.26
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.22)	(0.15)	(0.13)	(0.07)	(0.08)
Net asset value, end of year	$10.98	$19.98	$16.00	$13.27	$11.12
Total return[3]	(44.41)%	25.99%	21.69%	20.00%	12.77%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$119,702	$237,277	$217,819	$202,442	$211,788
Ratio of expenses to average net assets	1.51%	1.44%	1.48%	1.55%	1.60%
Ratio of net investment income to average net assets	1.68%	1.11%	0.97%	1.05%	0.69%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.02%	0.03%	—	0.05%
Portfolio turnover rate	70%	30%	39%	50%	91%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.85	$15.90	$13.20	$11.06	$9.91
INVESTMENT OPERATIONS
Net investment income[1]	0.21	0.10	0.08	0.06	0.02
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(9.02)	3.92	2.69	2.09	1.17
Total from investment operations	(8.81)	4.02	2.77	2.15	1.19
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS
Dividends from net investment income	(0.13)	(0.07)	(0.07)	(0.01)	(0.04)
Net asset value, end of year	$10.91	$19.85	$15.90	$13.20	$11.06
Total return[3]	(44.67)%	25.38%	21.04%	19.48%	12.04%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$8,651	$19,676	$17,786	$17,848	$20,706
Ratio of expenses to average net assets	2.00%	1.94%	1.98%	2.05%	2.10%
Ratio of net investment income to average net assets	1.21%	0.60%	0.47%	0.55%	0.19%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.02%	0.03%	—	0.05%
Portfolio turnover rate	70%	30%	39%	50%	91%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$20.00	$16.02	$13.29	$11.14	$9.97
INVESTMENT OPERATIONS
Net investment income[1]	0.24	0.15	0.11	0.10	0.05
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(9.08)	3.94	2.72	2.09	1.18
Total from investment operations	(8.84)	4.09	2.83	2.19	1.23
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS
Dividends from net investment income	(0.17)	(0.11)	(0.10)	(0.04)	(0.06)
Net asset value, end of year	$10.99	$20.00	$16.02	$13.29	$11.14
Total return[3]	(44.55)%	25.67%	21.39%	19.70%	12.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$7,438	$15,166	$14,293	$16,336	$15,740
Ratio of expenses to average net assets	1.76%	1.69%	1.73%	1.80%	1.85%
Ratio of net investment income to average net assets	1.44%	0.87%	0.72%	0.80%	0.44%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.02%	0.03%	—	0.05%
Portfolio turnover rate	70%	30%	39%	50%	91%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.62	$15.73	$13.06	$10.99	$9.85
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.12	0.02	0.00[2]	0.01	(0.03)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(8.92)	3.87	2.68	2.06	1.17
Total from investment operations	(8.80)	3.89	2.68	2.07	1.14
LESS DIVIDENDS
Dividends from net investment income	(0.04)	—	(0.01)	—	—
Net asset value, end of year	$10.78	$19.62	$15.73	$13.06	$10.99
Total return[3]	(44.95)%	24.73%	20.50%	18.84%	11.57%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$764	$2,131	$2,066	$1,873	$1,979
Ratio of expenses to average net assets	2.52%	2.44%	2.48%	2.55%	2.60%
Ratio of net investment income (loss) to average net assets	0.69%	0.09%	(0.03)%	0.05%	(0.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.02%	0.03%	—	0.05%
Portfolio turnover rate	70%	30%	39%	50%	91%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2008	2007	2006	2005	2004
Per share data
Net asset value, beginning of year	$19.54	$15.67	$13.01	$10.95	$9.81
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.11	0.03	(0.02)	0.01	(0.02)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(8.87)	3.84	2.69	2.05	1.16
Total from investment operations	(8.76)	3.87	2.67	2.06	1.14
REDEMPTION FEES	0.00[2]	—	—	—	—
LESS DIVIDENDS
Dividends from net investment income	(0.04)	—	(0.01)	—	—
Net asset value, end of year	$10.74	$19.54	$15.67	$13.01	$10.95
Total return[3]	(44.93)%	24.70%	20.50%	18.81%	11.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$461	$1,605	$1,698	$1,626	$1,645
Ratio of expenses to average net assets	2.53%	2.44%	2.48%	2.55%	2.60%
Ratio of net investment income (loss) to average net assets	0.66%	0.17%	(0.03)%	0.05%	(0.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—	0.02%	0.03%	—	0.05%
Portfolio turnover rate	70%	30%	39%	50%	91%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse International Focus Fund
Notes to Financial Statements
October 31, 2008

Note 1. Organization

The Credit Suisse International Focus Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on October 24, 1997.

The Fund is authorized to offer five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2008, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 2. Significant Accounting Policies

lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,546,030, of which $986,178 was rebated to borrowers (brokers). The Fund retained $444,225 in income from the cash collateral investment, and SSB, as lending agent, was paid $115,627. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended October 31, 2008, investment advisory fees earned were $2,246,887.

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

Credit Sussie Asset Management Limited ("Credit Sussie U.K.") and Credit Suisse Asset Management Limited ("Credit Suisse Australia"), affiliates of Credit Suisse, are sub-investment advisers to the Fund (the "Sub-Advisers"). Credit Suisse U.K.'s and Credit Suisse Australia's sub-investment advisory fees are paid by the Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund. As of October 1, 2008, Credit Suisse Australia no longer serves as sub-investment adviser to the Fund.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended October 31, 2008, co-administrative services fees earned by CSAMSI were $202,220.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $77,494.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. Advisor Class shares may pay such fees at an annual rate not to exceed 0.75% of the Advisor Class' average daily net assets, and such fees are currently calculated at an annual rate of 0.50% of average daily net assets. For Class A shares, the fees are calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fees are calculated at an annual rate of 1.00% of the average daily net assets. Common Class shares of the Fund do not bear distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2008, the Fund reimbursed Credit Suisse $137,635 which is included in the Fund's transfer agent expense.

For the year ended October 31, 2008, CSAMSI and its affiliates advised the Fund that they retained $1,252 from commissions earned on the sale of the Fund's Class A shares.

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 3. Transactions with Affiliates and Related Parties

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2008, Merrill was paid $44,441 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility , the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2008, and during the year ended October 31, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $154,883,825 and $171,157,409, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common class shares, two billion are classified as Advisor class shares, one billion are classified as Class A shares, one billion are classified as Class B shares and

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

one billion are classified as Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	277,038	$4,751,253	371,854	$6,631,859
Shares issued in reinvestment of dividends	129,238	2,427,086	115,057	1,901,896
Shares redeemed	(1,381,727)	(22,886,397)	(2,225,566)	(38,639,073)
Net decrease	(975,451)	$(15,708,058)	(1,738,655)	$(30,105,318)
	Advisor Class
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	92,008	$1,601,349	187,234	$3,342,224
Shares issued in reinvestment of dividends	6,724	125,937	4,771	78,675
Shares redeemed	(297,092)	(4,902,468)	(319,289)	(5,540,909)
Net decrease	(198,360)	$(3,175,182)	(127,284)	$(2,120,010)
	Class A
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	34,240	$594,236	43,600	$777,846
Shares issued in reinvestment of dividends	6,182	116,463	5,310	88,032
Shares redeemed	(121,978)	(1,986,218)	(182,929)	(3,182,858)
Net decrease	(81,556)	$(1,275,519)	(134,019)	$(2,316,980)
	Class B
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	11,479	$205,857	15,222	$268,674
Shares issued in reinvestment of dividends	113	2,109	—	—
Shares redeemed	(49,338)	(789,016)	(37,977)	(651,222)
Net decrease	(37,746)	$(581,050)	(22,755)	$(382,548)

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 6. Capital Share Transactions

	Class C
	For the Year Ended October 31, 2008		For the Year Ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	511	$8,486	8,511	$147,342
Shares issued in reinvestment of dividends	22	416	—	—
Shares redeemed	(39,755)	(632,437)	(34,779)	(614,820)
Net decrease	(39,222)	$(623,535)	(26,268)	$(467,478)

The Fund imposes a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

On October 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	37%
Advisor Class	1	97%
Class A	2	45%
Class B	1	33%
Class C	1	82%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends paid during the years ended October 31, 2008 and 2007, respectively, by the Fund were as follows:

Ordinary Income
2008	2007
$2,784,023	$2,133,239

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and mark to market on forward contracts.

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$3,213,137
Accumulated realized loss	$(26,191,542)
Unrealized depreciation	$(38,127,367)
$(61,105,772)

At October 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires October 31,
2009	2010	2011
$1,047,721	$17,984,554	$7,159,267

During the tax year ended October 31, 2008, the Fund utilized $2,673,584 of the capital loss carryforward and had $24,323 of the capital loss carryforward expire.

Included in the Fund's capital loss carryforwards which expire in 2009 is $1,047,721, acquired in the Credit Suisse International Small Company Fund merger, which is subject to IRS limitations.

Included in the Fund's capital loss carryforwards which expire in 2010 is $818,334, acquired in the Credit Suisse International Fund merger, which is subject to IRS limitations.

Included in the Fund's capital loss carryforwards which expire in 2010 is $832,230, acquired in the Credit Suisse European Equity Fund merger, which is subject to IRS limitations.

At October 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $179,059,466, $9,456,336, $(47,578,575) and $(38,122,239), respectively.

At October 31, 2008, the Fund reclassified $285,360 from undistributed net investment income and $24,323 from paid in capital to accumulated net realized loss from investments, to adjust for the current period permanent

Credit Suisse International Focus Fund
Notes to Financial Statements (continued)
October 31, 2008

Note 7. Federal Income Taxes

book/tax differences that arose principally from differing book/tax treatments of foreign currency contracts and investments in partnerships.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse International Focus Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse International Focus Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse International Focus Fund, Inc. (the "Fund") at October 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 29, 2008

Credit Suisse International Focus Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse International Focus Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of iCAD, Inc. (surgical and medical instruments and apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Credit Suisse International Focus Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse International Focus Fund
Tax Information Letter
October 31, 2008 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2008, the Fund designates approximately $2,784,023, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during the calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

Credit Suisse International Focus Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INT-AR-1008

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2007 and October 31, 2008.

	2007	2008
Audit Fees	$31,655	$32,500
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$37,585	$39,155

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008.

2

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2007 and October 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2007 and October 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

4

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/ George D. Hornig
Name: George D. Hornig
Title: Chief Executive Officer
Date: January 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George D. Hornig
Name: George D. Hornig
Title: Chief Executive Officer
Date: January 8, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: January 8, 2009

6